Tax - Summary of Unrecognised Deferred Tax Position (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Unrecognised deferred tax position [line items]
Unrecognised deferred tax		$ 200	$ 181
Gross carrying amount		1,060	994
Revenue losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		467	413
Unrecognised deferred tax		76	65
Capital losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		562	541
Unrecognised deferred tax		109	95
Total losses [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		1,029	954
Unrecognised deferred tax		185	160
Tax credits [member]
Unrecognised deferred tax position [line items]
Gross carrying amount		12	13
Unrecognised tax credits deferred tax		12	13
Other [member]
Unrecognised deferred tax position [line items]
Unrecognised deferred tax	[1]	3	1
Gross carrying amount	[1]	$ 19	2
Leases [Member]
Unrecognised deferred tax position [line items]
Gross carrying amount			25
Unrecognised deferred tax			$ 7

[1]	Primarily relates to costs incurred for which tax relief has not been obtained.